Taxation	6 Months Ended
Jun. 30, 2024
Taxation [Abstract]
TAXATION

13. TAXATION

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, these entities are not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholding tax in the Cayman Islands.

Hong Kong

Entities incorporated in Hong Kong are subject to profits tax in Hong Kong at the rate of 16.5%. According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, effective April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD 2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations. The Group was not subject to Hong Kong profit tax for any period presented as it did not have assessable profit during the periods presented.

Generally, the Company’s subsidiaries that are considered PRC resident enterprises under PRC tax law, are subject to enterprise income tax on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%.

For the year ended December 31, 2023, JYD SZGJHY, JYD SM, JYD XC, JYD BG, JYD XYX, JYD NJWL, JYD DS, JYD SHWL, JYD YCKJ, were recognized as small low-profit enterprises, and JYD WLKJ and JYD RHTD was recognized as a general taxpayer whose applicable tax rate is 25.0%. For the six months ended June 30, 2024, Oranda and JNT, two newly acquired subsidiaries, were recognized as small low-profit enterprises. Entities with annual taxable income exceeding RMB 3,000,000, total assets exceeding RMB 50,000,000, and their number of employees exceeding 300 are considered general taxpayer. From January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20% for the Company’s subsidiaries that are qualified as “Small Low-profit Enterprises”.

The income tax provision consisted of the following components:

	For the six months ended June 30,
	2023	2024
	RMB	RMB	US$
Current income tax (benefit) / expenses	(97,584)	253,886	35,624
Deferred income tax expense / (benefit)	133,923	(926,279)	(129,971)
Total income tax expenses / (benefit)	36,339	(672,393)	(94,347)

PRC

	For the six months ended June 30,
	2023	2024
	RMB	RMB	US$
Loss before provision for income taxes is attributable to the following geographic locations:
PRC	(23,476,531)	(17,599,574)	(2,469,491)
Foreign	(2,715,165)	(2,386,953)	(334,926)
Total Loss before Income Taxes	(26,191,696)	(19,986,527)	(2,804,417)

Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the six months ended June 30,
	2023	2024

PRC statutory income tax rate	25.0%	25.0%
Impact of different tax rates in other jurisdictions	(1.8)%	(3.1)%
Effect of preferential tax rate	(7.2)%	(10.4)%
Non-deductible items	0.2%	1.4%
Effect of additional R&D deduction	1.3%	0.0%
Tax effect on deferred offering costs	1.8%	0.0%
Change in valuation allowance	(19.4)%	(9.5)%
Effective tax rate	(0.1)%	3.4%

The effect on deferred offering costs mainly resulted from the book-tax difference of capitalization for initial public offerings expenses. The deferred offering costs are deductible under PRC tax regulation.

As of December 31, 2023 and June 30, 2024, the significant components of the deferred tax assets and deferred tax liability were summarized below:

	As of
	December 31, 2023	June 30, 2024
	RMB	RMB	US$
Deferred tax assets:
Net operating loss carried forward	10,843,551	27,376,264	3,841,312
Bad debt provision	3,801,660	1,293,365	181,479
Impairment charges	963,398	93,178	13,074
Lease liability	818,974	(98,254)	(13,787)
Less: Valuation allowance	(12,738,069)	(23,834,998)	(3,344,417)
Deferred tax assets, net of valuation allowance	3,689,514	4,829,555	677,661

Valuation allowances have been provided on the deferred tax assets where, based on all available evidence, it was considered more likely than not that some portion of the recorded deferred tax assets will not be realized in future periods.

	As of
	December 31,	June 30,
	2023	2024
	RMB	RMB	US$
Deferred tax liabilities:
Right of use assets	(760,806)	(980,166)	(137,530)
Total deferred tax liabilities	(760,806)	(980,166)	(137,530)

As of June 30, 2024, net operating loss carry forward will expire, if unused, in the following amounts:

Amounts
Remained of 2024	2,851,618
2025	27,602
2026	11,930,662
2027	56,480,637
2028	-
2029	24,341,521
95,632,039

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2023 and June 30, 2024, the Group did not have any significant unrecognized uncertain tax positions.

Net operating loss from Hong Kong can be carried forward indefinitely.

The Group’s taxes payable consists of the following:

	As of
	December 31, 2023	June 30, 2024
	RMB	RMB	US$
Income tax payable	163,527	241,256	33,851
VAT and other taxes payable	349,670	676,472	94,920
Total taxes payable	513,197	917,728	128,771